Accounts Receivable - Summary of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Trade receivables	$ 403,441	$ 299,359
Less: Loss allowance	(2,500)	0
Total	$ 400,941	$ 299,359